Summary of contract liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 625,538	₨ 571,359
Advances from customer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	622,178	525,638
Deferred Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 3,360	₨ 45,721